COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

Lease commitments:

The Company's facilities are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2018. Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$357
2014	456
2015	272
2016	214
2017	220
2018	37

$1,556

Total rent expenses for the years ended December 31, 2012, 2011 and 2010 were approximately $ 527, $ 717 and $ 686, respectively.